Note 6 - Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of fair value measurement of liabilities [text block]
	June 30, 2024
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$48	$—	$—
Total financial liabilities measured at fair value through profit or loss by level	$48	$—	$—
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,363
Loan from lessor	—	—	914
Total financial liabilities measured at amortized cost by level	$—	$—	$9,277
	December 31, 2023
	Level 1	Level 2	Level 3
	(USD in thousands)
Financial liabilities measured at fair value
EIB Warrants	$190	$—	$—
2023 SPA Investor Warrants	—	—	2,714
Total financial liabilities measured at fair value through profit or loss by level	$190	$—	$2,714
Financial liabilities measured at amortized cost
EIB Loan	$—	$—	$8,566
Loan from lessor	—	—	1,022
Total financial liabilities measured at amortized cost by level	$—	$—	$9,588

Disclosure of significant unobservable inputs used in fair value measurement of liabilities [text block]
December 31, 2023
Exercise price	$0.71
Remaining contractual term (in years)	1.49
Expected share price volatility	85%
Risk-free interest rate	4.60%
Expected dividends	—

Disclosure of financial liabilities [text block]
	Total Derivative Liability	2023 SPA Warrants	2024 Investor Warrants
	(USD in thousands)
Carrying amount at January 1, 2024	$2,714	$2,714	$—
Initial recognition of derivative liability	8,585	—	8,585
Remeasurement of derivative liability	(3,925)	(2,156)	(1,769)
Reclassification of derivative liability	(7,374)	(558)	(6,816)
Carrying amount at June 30, 2024	$—	$—	$—
Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2024	$190
Remeasurement of warrant liability	(138)
Foreign currency translation	(4)
Carrying amount at June 30, 2024	$48
Warrant Liability
(USD in thousands)
Carrying amount at January 1, 2023	$573
Remeasurement of warrant liability	(177)
Foreign currency translation	6
Carrying amount at June 30, 2023	$402